INVENTORIES (Schedule of Inventory) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Inventory [Line Items]
Inventories	$ 624	¥ 4,341	¥ 3,356
Inventory, Gross	825	5,741	3,866
Less: inventory provision	(201)	(1,400)	(510)
Medicine [Member]
Inventory [Line Items]
Inventories	377	2,625	2,196
Medical material [Member]
Inventory [Line Items]
Inventories	249	1,728	90
Low-value Consumables [Member]
Inventory [Line Items]
Inventories	$ 199	¥ 1,388	¥ 1,580